Note 10 - Long-Term Debt (Detail) - Future Maturities of Long-Term Debt (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
2012	$ 1,932
2013	6,988
2014	32,792
2015	0
2016	5,000
Thereafter	250,000
Total	$ 296,712